EXHIBIT 99.1

John Deere Owner Trust 2010

Statement to Noteholders

$224,000,000 Class A-1 0.34384% Asset Backed Notes due May 16, 2011

$147,000,000 Class A-2 0.72000% Asset Backed Notes due July 16, 2012

$267,000,000 Class A-3 1.32000% Asset Backed Notes due May 15, 2014

$70,189,000 Class A-4 2.13000% Asset Backed Notes due October 17, 2016

$39,240,380 Asset Backed Certificates

Payment Date:			15-Mar-11

(1)	Before giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii) A-1 Note Pool Factor:	0.0000000

	(b)	(i) Outstanding Principal Amount of Class A-2 Notes:	$93,292,016.27
		(ii) A-2 Note Pool Factor:	0.6346396

	(c)	(i) Outstanding Principal Amount of Class A-3 Notes:	$267,000,000.00
		(ii) A-3 Note Pool Factor:	1.0000000

	(d)	(i) Outstanding Principal Amount of Class A-4 Notes:	$70,189,000.00
		(ii) A-4 Note Pool Factor:	1.0000000

(2)	Amount of principal being paid on the Notes:

	(a)	Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(b)	Class A-2 Notes:	$24,511,892.44
		per $1,000 original principal amount:	$166.75

	(c)	Class A-3 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(d)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(e)	Total:	$24,511,892.44

(3)	(a)	Amount of interest being paid on Notes:

		(i) Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(ii)	Class A-2 Notes:	$55,975.21
			per $1,000 original principal amount:	$0.38

		(iii)	Class A-3 Notes:	$293,700.00
			per $1,000 original principal amount:	$1.10

		(iv)	Class A-4 Notes:	$124,585.48
			per $1,000 original principal amount:	$1.78

		(v)	Total:	$474,260.69

(4)	(a)	Pool Balance (excluding accrued interest):
		(i)	at beginning of related Collection Period:	$469,888,193.16
		(ii)	at end of related Collection Period:	$445,347,120.66

	(b)	Note Value:
		(i)	at beginning of related Collection Period:	$469,721,396.27
		(ii)	at end of related Collection Period:	$445,209,503.83

	(c)	Pool Face Amount:
		(i)	at beginning of related Collection Period:	$506,434,051.48
		(ii)	at end of related Collection Period:	$479,318,528.04

(5)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$68,780,123.83
		(ii)	A-2 Note Pool Factor:	0.4678920

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$267,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$70,189,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Certificate Balance	$39,240,380.00
		(ii)	Certificate Pool Factor:	1.0000000

(6)	Amount of Servicing Fee:			$391,573.49
	per $1,000 original principal amount:			$0.52
	(a)	Amount of Servicing Fee earned:		$391,573.49
	(b)	Amount of Servicing Fee paid:		$391,573.49

	(c)	Amount of Servicing Fee Shortfall:	$0.00

(7)	Amount of Administration Fee:		$100.00

(8)	Aggregate Purchase Amounts for Collection Period:		$0.00

(9)	(i)	Amount in Reserve Account:	$14,948,588.00
	(ii)	Specified Reserve Account Balance:	$14,948,588.00

(10)	(i)	Face Amount of Receivables 60 days or more past due:	$7,803,134.31
	(ii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:	1.75%

(11)	(i)	Aggregate amount of net losses for the collection period:	$(77,224.12)
	(ii)	Cumulative amount of net losses:	$860,097.55
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.11%